Goodwill and Other Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets (Tables) [Abstract]
Goodwill and other intangible assets

(in millions)	March 31, 2011	December 31, 2010

Goodwill	$48,856	$48,854
Mortgage servicing rights	13,093	13,649

Other intangible assets:
Purchased credit card relationships	$820	$897
Other credit card–related intangibles	582	593
Core deposit intangibles	806	879
Other intangibles	1,649	1,670

Total other intangible assets	$3,857	$4,039

Goodwill attributed to the business segments

(in millions)	March 31, 2011	December 31, 2010

Investment Bank	$5,249	$5,278
Retail Financial Services	16,490	16,496
Card Services & Auto	14,564	14,522
Commercial Banking	2,864	2,866
Treasury & Securities Services	1,669	1,680
Asset Management	7,643	7,635
Corporate/Private Equity	377	377

Total goodwill	$48,856	$48,854

Changes in the carrying amount of goodwill

	Three months ended March 31,
(in millions)	2011	2010

Balance at January 1,(a)	$48,854	$48,357
Changes during the period from:
Business combinations	(5)	9
Dispositions	—	(19)
Other(b)	7	12

Balance at March 31,(a)	$48,856	$48,359

(a)	Reflects gross goodwill balances as the Firm has not recognized any impairment losses to date.

(b)	Includes foreign currency translation adjustments and other tax-related adjustments.

Mortgage servicing rights activity

	Three months ended March 31,
(in millions, except where otherwise noted)	2011	2010

Fair value at January 1,	$13,649	$15,531
MSR activity
Originations of MSRs	757	689
Purchase of MSRs	1	14
Disposition of MSRs	—	—

Total net additions	758	703
Change in valuation due to inputs and assumptions(a)	(751)	(96)
Other changes in fair value(b)	(563)	(607)

Total change in fair value of MSRs(c)	(1,314)	(703)

Fair value at March 31(d)	$13,093	$15,531

Change in unrealized gains/(losses) included in income related to MSRs held at March 31	$(751)	$(96)

Contractual service fees, late fees and other ancillary fees included in income	$1,025	$1,132

Third-party mortgage loans serviced at March 31 (in billions)	$963	$1,084

Servicer advances, net at March 31 (in billions)(e)	$10.8	$9.0

(a)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the valuation model.

(b)	Includes changes in MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(c)	Includes changes related to commercial real estate of $(2) million for both the three months ended March 31, 2011 and 2010, respectively.

(d)	Includes $38 million and $39 million related to commercial real estate at March 31, 2011 and 2010, respectively.

(e)	Represents amounts the Firm pays as the servicer (e.g., scheduled principal and interest to a trust, taxes and insurance), which will generally be reimbursed within a short period of time after the advance from future cash flows from the trust or the underlying loans. The Firm’s credit risk associated with these advances is minimal because reimbursement of the advances is senior to all cash payments to investors. In addition, the Firm maintains the right to stop payment if the collateral is insufficient to cover the advance.

RFS mortgage fees and related income

	Three months ended March 31,
(in millions)	2011	2010

RFS mortgage fees and related income
Net production revenue:
Production revenue	$679	$433
Repurchase losses	(420)	(432)

Net production revenue	259	1

Net mortgage servicing revenue
Operating revenue:
Loan servicing revenue	1,052	1,107
Other changes in MSR asset fair value(a)	(563)	(605)

Total operating revenue	489	502

Risk management:
Changes in MSR asset fair value due to inputs or assumptions in model(b)	(751)	(96)
Derivative valuation adjustments and other	(486)	248

Total risk management	(1,237)	152

Total RFS net mortgage servicing revenue	(748)	654

All other(c)	2	3

Mortgage fees and related income	$(487)	$658

(a)	Includes changes in the MSR value due to modeled servicing portfolio runoff (i.e., amortization or time decay).

(b)	Represents MSR asset fair value adjustments due to changes in inputs, such as interest rates and volatility, as well as updates to assumptions used in the MSR valuation model.

(c)	Primarily represents risk management activities performed by the Chief Investment Office (“CIO”) in the Corporate sector.

Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs)

(in millions, except rates)	March 31, 2011	December 31, 2010

Weighted-average prepayment speed assumption (“CPR”)	10.15%	11.29%
Impact on fair value of 10% adverse change	$(727)	$(809)
Impact on fair value of 20% adverse change	(1,407)	(1,568)

Weighted-average option adjusted spread	3.94%	3.94%
Impact on fair value of 100 basis points adverse change	$(592)	$(578)
Impact on fair value of 200 basis points adverse change	(1,136)	(1,109)

Intangible assets components of credit card relationships, core deposits and other intangible assets

	March 31, 2011			December 31, 2010
			Net			Net
	Gross	Accumulated	carrying	Gross	Accumulated	carrying
(in millions)	amount(a)	amortization(a)	value	amount	amortization	value

Purchased credit card relationships	$3,829	$3,009	$820	$5,789	$4,892	$897
Other credit card–related intangibles	858	276	582	907	314	593
Core deposit intangibles	4,132	3,326	806	4,280	3,401	879
Other intangibles	2,466	817	1,649	2,515	845	1,670

(a)	The decrease in the gross amount and accumulated amortization from December 31, 2010 was due to the removal of fully amortized assets.

Amortization expense related to credit card relationships, core deposits and other intangible assets

	Three months ended March 31,
(in millions)	2011	2010

Purchased credit card relationships	$80	$97
All other intangibles:
Other credit card–related intangibles	26	26
Core deposit intangibles	72	83
Other intangibles	39	37

Total amortization expense	$217	$243

Estimated future amortization expense related to credit card relationships, core deposits and other intangible assets

		Other credit
	Purchased credit	card related	Core deposit	Other
For the year: (in millions)	card relationships	intangibles	intangibles	intangibles	Total

2011	$294	$106	$284	$142	$826
2012	254	109	240	135	738
2013	213	106	195	128	642
2014	110	105	100	111	426
2015	24	97	25	94	240